Share Options Activity (Parenthetical) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 15, 2011	Dec. 31, 2011		Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation [Line Items]
Share options granted to certain employees that were modified to restricted share units	222,500	222,500	[1]
Incremental cost per share due to modification	$ 0.67
Share based compensation weighted average exercise price				$ 0.5	$ 0.5	$ 0.4
After Remeasurement
Share Based Compensation [Line Items]
Share based compensation weighted average exercise price		$ 0.5	[2]
Before Remeasurement
Share Based Compensation [Line Items]
Share based compensation weighted average exercise price		$ 0.6	[2]

[1]	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
[2]	On December 13, 2012, the Group's Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.